SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
9.	SUPPLEMENTAL CASH FLOW INFORMATION

During the period ended April 30, 2017, the Company issued 1,140,900 agent warrants valued at $200,300, accrued $1,200 in share issuance costs through accounts payable and accrued liabilities, and issued 920,000 units, each unit comprising one common share and one share purchase warrant, valued at $184,000 for a debt conversion in relation to mineral property acquisition.

During the period ended April 30, 2016, the Company issued 484,000 agent warrants valued at $42,248 and reallocated $51,948 in deferred financing costs to share issuance costs.

10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

During the year ended July 31, 2016, the Company:

a)	Issued 1,500,000 shares of common stock at $0.16 per share, valued at $240,000 for mineral properties (Note 4).

b)	Issued 484,000 agent warrants valued at $42,248 (Note 8).

c)	Issued 1,500,000 warrants valued at $223,031 for mineral properties (Note 4).

d)	Cancelled 13,000,186 shares of common stock valued at $13,000, pursuant to a share surrender and cancellation agreement (Note 8)

e)	Accrued $2,664 in share issuance costs through accounts payable and accrued liabilities.

During the year ended July 31, 2015, the Company:

a)	Issued 31,504,677 shares of common stock to settle debt of $647,657 and accrued deferred financing costs of $13,824 through accounts payable and accrued liabilities.